INCOME TAXES (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2013 Canada [Member]	Sep. 30, 2012 Canada [Member] Predecessor [Member]	Dec. 31, 2011 Canada [Member] Predecessor [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2013 United States [Member]	Sep. 30, 2012 United States [Member] Predecessor [Member]	Dec. 31, 2011 United States [Member] Predecessor [Member]	Dec. 31, 2012 Other Country [Member]	Dec. 31, 2013 Other Country [Member]	Sep. 30, 2012 Other Country [Member] Predecessor [Member]	Dec. 31, 2011 Other Country [Member] Predecessor [Member]
Continuing Operations, Current	0.1	0.1	(0.4)	0.2				0	0	0	(0.1)	0.1	0.1	(0.4)	0.2	0	0	0	0.1
Continuing operations, Deferred	0.1	0	(0.7)	(7.6)		(16.1)	(26.6)	(1.0)	0	(1.1)	(6.6)	1.1	0	0.4	(2.0)	0	0	0	0
Continuing Operations, Income Tax Expense (Benefit)	0.2	0.1	(1.1)	(8.4)	[1]	(19.8)	(23.1)	(1.0)	0	(1.1)	(6.7)	1.2	0.1	0	(1.8)	0	0	0	0.1
Discontinued operations, Current	0	0	0	0
Discontinued operations, Deferred	0	0	0	1.0
Discontinued Operations, Income Tax Expense (Benefit)	0	0	0	1.0

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations